Schedule of Investments (unaudited)
August 31, 2026
BlackRock Health Sciences Opportunities Portfolio
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Biotechnology — 33.2%
4D Molecular Therapeutics, Inc.(a)(b)	126,274	$ 1,781,726
AbbVie, Inc.	1,261,298	323,422,033
Aktis Oncology, Inc.(a)	266,503	6,905,093
Allogene Therapeutics, Inc.(a)	649,106	1,298,212
Amgen, Inc.	590,203	253,716,466
Angitia Biopharmaceuticals Ltd. (Acquired 01/27/26, cost $6,508,673)(a)(c)(d)	658,956	6,530,254
Annexon, Inc.(a)	188,611	931,738
Apogee Therapeutics, Inc.(a)	263,702	35,620,866
Arcus Biosciences, Inc.(a)	572,430	16,760,750
Argenx SE, ADR(a)	95,059	98,068,568
Avalo Therapeutics, Inc.(a)(b)	299,585	5,793,974
Beam Therapeutics, Inc.(a)(b)	168,010	4,944,534
Bicara Therapeutics, Inc.(a)	160,104	3,701,605
Biogen, Inc.(a)	364,188	78,901,330
Biohaven Ltd.(a)	348,832	5,326,665
BioMarin Pharmaceutical, Inc.(a)	322,635	21,045,481
BridgeBio Oncology Therapeutics, Inc.(a)(b)	883,053	7,770,866
Bright Minds Biosciences, Inc.(a)	95,655	6,861,333
Cogent Biosciences, Inc.(a)	1,030,762	36,076,670
Corvus Pharmaceuticals, Inc.(a)(b)	110,424	1,550,353
Cytokinetics, Inc.(a)(b)	649,484	46,054,910
Denali Therapeutics, Inc.(a)	251,859	5,984,170
Dianthus Therapeutics, Inc.(a)(b)	186,482	19,694,364
Dyne Therapeutics, Inc.(a)(b)	278,934	7,093,292
Eikon Therapeutics, Inc.(a)(b)	722,389	7,556,189
Enanta Pharmaceuticals, Inc.(a)	492,001	6,558,373
Erasca, Inc.(a)	1,261,812	22,561,199
Exelixis, Inc.(a)	231,652	12,657,465
Gilead Sciences, Inc.	1,783,230	260,957,878
Gossamer Bio, Inc.(a)	365,199	62,084
Halozyme Therapeutics, Inc.(a)	246,253	26,223,482
Immunocore Holdings PLC, ADR(a)	188,691	6,853,257
Immunome, Inc.(a)(b)	288,792	7,915,789
Incyte Corp.(a)	439,661	54,175,028
Insmed, Inc.(a)	299,235	36,452,808
Intellia Therapeutics, Inc.(a)(b)	664,846	8,463,490
Ionis Pharmaceuticals, Inc.(a)	170,008	10,261,683
Kailera Therapeutics, Inc.(a)	333,687	5,138,780
Kailera Therapeutics, Inc., Series B (Acquired 10/31/25, cost $5,992,000)(a)(d)	428,000	6,591,200
Kartos Therapeutics, Inc. (Acquired 08/27/26, cost $0)(a)(c)(d)	1,713,899	5,193,114
Kymera Therapeutics, Inc.(a)	54,173	6,436,294
Madrigal Pharmaceuticals, Inc.(a)	27,588	14,898,348
MapLight Therapeutics, Inc.(a)(b)	50,257	651,833
Moderna, Inc.(a)	444,967	62,446,669
Monte Rosa Therapeutics, Inc.(a)(b)	318,162	4,435,178
MoonLake Immunotherapeutics(a)	161,391	2,428,935
Natera, Inc.(a)	46,190	14,871,332
Neurocrine Biosciences, Inc.(a)	113,005	17,406,160
Oruka Therapeutics, Inc.(a)	264,813	24,526,980
Palvella Therapeutics, Inc.(a)	50,716	7,738,754
Protagonist Therapeutics, Inc.(a)	326,162	48,190,435
REGENXBIO, Inc.(a)	214,663	2,039,299
Relay Therapeutics, Inc.(a)	342,957	6,303,550
Revolution Medicines, Inc.(a)	361,340	74,280,664
Rhythm Pharmaceuticals, Inc.(a)	201,001	21,332,236
Roivant Sciences Ltd.(a)	605,623	20,978,781
Sagimet Biosciences, Inc., Series A(a)	585,181	6,003,957
Scholar Rock Holding Corp.(a)	226,209	12,848,671
Security	Shares	Value
Biotechnology (continued)
Stoke Therapeutics, Inc.(a)	473,152	$ 14,762,342
Summit Therapeutics, Inc.(a)	276,987	3,772,563
Syndax Pharmaceuticals, Inc.(a)	58,560	1,129,622
Tango Therapeutics, Inc.(a)	212,263	4,848,087
Ultragenyx Pharmaceutical, Inc.(a)	130,855	3,298,855
United Therapeutics Corp.(a)	55,689	28,422,552
Vaxcyte, Inc.(a)	147,352	8,950,161
Vertex Pharmaceuticals, Inc.(a)	390,198	212,470,615
Viridian Therapeutics, Inc.(a)(b)	516,095	11,952,760
Vor BioPharma, Inc.(a)(b)	115,078	2,586,953
Zealand Pharma A/S(a)	74,091	3,447,096
		2,116,916,754
Health Care Equipment & Supplies — 9.4%
Abbott Laboratories	1,509,463	166,584,337
Boston Scientific Corp.(a)	1,240,969	59,938,803
Dexcom, Inc.(a)	663,769	60,442,805
Edwards Lifesciences Corp.(a)	1,594,693	144,718,390
Exo Imaging, Inc. (Acquired 06/24/21, cost $11,178,821)(a)(c)(d)	19,083	572
Novocure Ltd.(a)	574,295	10,136,307
Orchestra BioMed Holdings, Inc.(a)	206,130	1,038,895
Penumbra, Inc.(a)	133,216	43,042,090
Stryker Corp.	354,942	114,930,219
		600,832,418
Health Care Providers & Services — 10.0%
Cencora, Inc.	120,395	38,959,822
CVS Health Corp.	262,347	24,637,007
Elevance Health, Inc.	302,439	118,719,405
HCA Healthcare, Inc.	137,660	57,053,187
Humana, Inc.	75,328	28,867,949
McKesson Corp.	27,586	24,422,438
Quest Diagnostics, Inc.	85,193	20,471,878
RadNet, Inc.(a)	108,100	8,196,142
Tenet Healthcare Corp.(a)	154,007	40,952,001
UnitedHealth Group, Inc.	708,976	276,082,344
		638,362,173
Life Sciences Tools & Services — 12.3%
AbCellera Biologics, Inc.(a)	1,257,977	14,441,576
Agilent Technologies, Inc.	271,239	41,651,461
Bruker Corp.	394,770	22,900,608
Charles River Laboratories International, Inc.(a)	56,177	16,192,458
Danaher Corp.	682,443	145,742,527
Illumina, Inc.(a)	284,747	60,830,502
IQVIA Holdings, Inc.(a)	262,637	68,598,158
Mettler-Toledo International, Inc.(a)	14,830	20,838,226
Tempus AI, Inc., Class A(a)(b)	414,285	26,120,669
Thermo Fisher Scientific, Inc.	455,530	281,107,563
Waters Corp.(a)	174,359	72,294,472
West Pharmaceutical Services, Inc.	32,517	11,091,874
		781,810,094
Pharmaceuticals — 33.4%
Axsome Therapeutics, Inc.(a)	87,522	17,374,867
Braveheart Bio, Inc.(a)(b)	117,028	2,984,214
Bristol-Myers Squibb Co.	1,690,485	112,941,303
Definium Therapeutics, Inc.(a)	81,265	3,227,846
Eli Lilly & Co.	656,650	759,566,755
Galderma Group AG	188,090	39,000,881
Johnson & Johnson	1,924,600	511,654,910
LB Pharmaceuticals, Inc.(a)	567,627	26,826,052
Maze Therapeutics, Inc.(a)	184,453	4,900,916
MBX Biosciences, Inc.(a)	333,350	20,534,360

Schedule of Investments (unaudited) (continued)
August 31, 2026
BlackRock Health Sciences Opportunities Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Pharmaceuticals (continued)
Merck & Co., Inc.	2,400,258	$ 354,662,122
Novartis AG, ADR	207,638	31,573,434
Ocular Therapeutix, Inc.(a)	258,781	2,714,613
Pfizer, Inc.	5,365,585	152,704,549
Structure Therapeutics, Inc., ADR(a)	91,395	4,195,944
Teva Pharmaceutical Industries Ltd., ADR(a)	2,140,996	77,182,906
Wave Life Sciences, Inc.(a)	345,882	1,694,822
		2,123,740,494
Total Common Stocks — 98.3% (Cost: $3,338,381,576)		6,261,661,933

		Par (000)
Other Interests(a)(c)(d)(e)
Affinivax Inc., (Acquired 08/19/22, cost $0)	USD	123	451,992
Total Other Interests — 0.0% (Cost: $0)			451,992

	Shares
Preferred Securities
Preferred Stocks — 0.6%
Biotechnology — 0.5%
Adarx Pharmaceuticals, Inc., Series C, (Acquired 08/02/23, cost $6,399,994)(a)(c)(d)	769,230	10,799,989
Cellarity, Inc., Series B, (Acquired 01/15/21, cost $5,149,998)(a)(c)(d)	858,333	377,667
Genesis Therapeutics, Inc., Series B, (Acquired 08/10/23, cost $4,207,998)(a)(c)(d)	823,870	6,368,515
Goldfinch Bio, Inc., Series B, (Acquired 06/26/20, cost $3,676,117)(a)(c)(d)	3,115,353	934,606
Laronde, Inc., Series B, (Acquired 07/28/21, cost $10,822,560)(a)(c)(d)	386,520	10,942,381
		29,423,158
Health Care Equipment & Supplies — 0.0%
Exo Imaging, Inc., Series D, (Acquired 07/24/24, cost $577,098)(a)(c)(d)	890,877	267,263
Quanta Dialysis Technologies Ltd., Series D, (Acquired 06/18/21, cost $9,727,321)(a)(c)(d)	80,024,425	2,602,394
Swift Health Systems, Inc., Series D, (Acquired 08/27/21, cost $5,270,016)(a)(c)(d)	1,700	3,791
		2,873,448
Pharmaceuticals — 0.1%
Insitro, Series C, (Acquired 03/10/21, cost $10,839,964)(a)(c)(d)	592,636	5,475,957
Total Preferred Securities — 0.6% (Cost: $56,671,066)		37,772,563
Rights
Biotechnology — 0.0%
Arcellx, Inc., CVR(a)	92,964	6,508
Security	Shares	Value
Biotechnology (continued)
Blueprint Medicines Corp., CVR(a)(c)	204,909	$ 202,860
Korro Bio, Inc., CVR(a)(c)	428,010	4
Mirati Therapeutics, Inc., CVR(a)(b)(c)	228,510	180,523
		389,895
Capital Markets — 0.0%
TPG, Inc., CVR(a)(c)	138,368	1,384
Health Care Equipment & Supplies — 0.0%
ABIOMED, Inc., CVR(a)(c)	243,643	370,337
Total Rights — 0.0% (Cost: $—)		761,616
Warrants(a)(c)
Financial Services — 0.0%
Goldfinch Bio, Inc., (Issued/Exercisable 02/10/26, 1 Share for 1 Warrant, Expires 11/20/35, Strike Price USD 1.18)	403,447	4
Total Warrants — 0.0% (Cost: $161,379)		4
Total Long-Term Investments — 98.9% (Cost: $3,395,214,021)		6,300,648,108
Short-Term Securities
Money Market Funds — 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.84%(f)(g)(h)	35,155,953	35,166,500
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.58%(f)(g)	58,952,234	58,952,234
Total Short-Term Securities — 1.5% (Cost: $94,118,713)		94,118,734
Total Investments — 100.4% (Cost: $3,489,332,734)		6,394,766,842
Liabilities in Excess of Other Assets — (0.4)%		(23,741,659)
Net Assets — 100.0%		$ 6,371,025,183

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $56,539,695, representing 0.9% of its net assets as of period end, and an original cost of $80,350,560.

(e)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)
August 31, 2026
BlackRock Health Sciences Opportunities Portfolio
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/26	Shares Held at 08/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 41,039,716	$ —	$ (5,867,093)(a)	$ (2,259)	$ (3,864)	$ 35,166,500	35,155,953	$ 81,308 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	9,404,024	49,548,210 (a)	—	—	—	58,952,234	58,952,234	360,698	—
				$ (2,259)	$ (3,864)	$ 94,118,734		$ 442,006	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Biotechnology	$ 2,095,155,090	$ 10,038,296	$ 11,723,368	$ 2,116,916,754
Health Care Equipment & Supplies	600,831,846	—	572	600,832,418
Health Care Providers & Services	638,362,173	—	—	638,362,173
Life Sciences Tools & Services	781,810,094	—	—	781,810,094
Pharmaceuticals	2,084,739,613	39,000,881	—	2,123,740,494
Other Interests	—	—	451,992	451,992
Preferred Securities	—	—	37,772,563	37,772,563
Rights	—	6,508	755,108	761,616
Warrants	—	—	4	4
Short-Term Securities
Money Market Funds	94,118,734	—	—	94,118,734
	$ 6,295,017,550	$ 49,045,685	$ 50,703,607	$ 6,394,766,842

Schedule of Investments (unaudited) (continued)
August 31, 2026
BlackRock Health Sciences Opportunities Portfolio

Currency Abbreviation
USD	United States Dollar

Portfolio Abbreviation
ADR	American Depositary Receipt
CVR	Contingent Value Rights